Property, Plant and Equipment (Details 1)	12 Months Ended
Dec. 31, 2018
Buildings
Useful lives or depreciation rates, property, plant and equipment	25 years
Building improvements
Useful lives or depreciation rates, property, plant and equipment	4-16 years
Machinery
Useful lives or depreciation rates, property, plant and equipment	4-6 years
Research and development equipment
Useful lives or depreciation rates, property, plant and equipment	2-6 years
Office furniture and equipment
Useful lives or depreciation rates, property, plant and equipment	3-8 years
Others
Useful lives or depreciation rates, property, plant and equipment	2-15 years